Stock Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	12,607	94,341
Options outstanding and exercisable	12,607
Exercise price range of options outstanding	$ 5.24	$ 5.24
Options outstanding weighted average expected term	3 years 1 month 13 days
Options granted under SOP II	0
Unrecognized compensation cost	$ 0
Options exercised	0	0	0
1996 Incentive Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, expiration period	10 years
Number of options outstanding	0
SOP and SPP expiration year	2006
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, expiration period	2 years
Number of options outstanding	0
SOP and SPP expiration year	2006
2006 Incentive Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	12,607
Share based compensation arrangement by share based payment award, expiration period	10 years
Common stock reserved for future grants of options	158,071
Options granted under SOP II	0	0
Employee Stock Purchase Plan II [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	0
Share based compensation arrangement by share based payment award, expiration period	2 years
Common stock reserved for future grants of options	105,299
Minimum [Member] | 1996 Incentive Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SOP vesting schedules	3 years
Minimum [Member] | 2006 Incentive Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SOP vesting schedules	3 years
Maximum [Member] | 1996 Incentive Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SOP vesting schedules	5 years
Maximum [Member] | 2006 Incentive Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SOP vesting schedules	5 years